Note to consolidated statements of cash flows	12 Months Ended
Dec. 31, 2025
Note to consolidated statements of cash flows
Note to consolidated statements of cash flows

35. Note to consolidated statements of cash flows

(a)Cash generated from (used in) operations

		For the Year Ended December 31,
	Note	2023	2024	2025
		RMB	RMB	RMB
Profit (loss) before income tax		(4,662,680)	1,254,658	(611,269)
Adjusted for:
Share-based compensation		2,589,593	2,252,738	1,963,506
Depreciation and amortization	15,16,18	4,825,207	3,165,067	2,861,699
Allowances for credit losses		2,090,866	3,347,767	6,055,583
Interest income and investment loss (income), net	10,11	(2,395,464)	(1,335,124)	(2,467,821)
Share of loss (profit) of equity method investees	22	(563,698)	(243,435)	(273,915)
Fair value changes of preferred shares and other financial instruments issued by subsidiaries	32,33	4,870,388	924,403	(189,824)
Gain or loss on disposal or deemed disposal of subsidiaries		(2,839,384)	(8,087)	2,052
Loss (income) on disposal of property and equipment and other assets		(273,975)	(512,336)	(489,293)
Impairment of property and equipment and other assets		165,159	24,577	20,067
Foreign exchange loss (gain)	11	(271,411)	1,129,759	(646,851)
Accretion of discount on borrowings and others		168,099	156,332	(346,913)
Changes in working capital:
Increase in restricted cash		(338,421)	(586,237)	(1,047,496)
Increase in accounts receivable		(1,480,559)	(764,920)	(1,747,972)
Increase in prepayments, receivables and other current assets		(5,205,501)	(3,500,847)	(5,963,770)
Increase in other non-current assets		(32,436)	(1,015,696)	(281,694)
Increase (decrease) in accounts and notes payable		1,844,844	(101,375)	765,864
Increase in accrued expenses and other current liabilities		3,571,776	875,316	10,969,410
Increase (decrease) in other non-current liabilities		140,176	(84,746)	(62,893)
Cash generated from (used in) operations		2,202,579	4,977,814	8,508,470

(b)Major non-cash transactions

Major non-cash transactions were the transaction with XPeng and Kargobot described in Note 6 during the years ended December 31, 2023, 2024 and 2025.

35. Note to consolidated statements of cash flows (Continued)

(c)Reconciliation of liabilities related to cash flows generated from (used in) financing activities

				Preferred shares
		Other		and other financial
		financial	Lease	instruments issued
	Borrowings	liabilities	liabilities	by subsidiaries
	RMB	RMB	RMB	RMB
Liabilities as of January 1, 2023	5,090,235	—	1,467,761	7,588,985
Cash flows	3,546,011	213,254	(700,021)	—
Changes of interest accrued	41,855	—	(900)	—
Changes in fair value	—	(40,067)	—	6,058,269
Foreign exchange adjustments	(245)	339	10,493	198,891
Other non-cash movements	63,755	—	351,140	—
Liabilities as of December 31, 2023	8,741,611	173,526	1,128,473	13,846,145

				Preferred shares
		Other		and other financial
		financial	Lease	instruments issued
	Borrowings	liabilities	liabilities	by subsidiaries
	RMB	RMB	RMB	RMB
Liabilities as of January 1, 2024	8,741,611	173,526	1,128,473	13,846,145
Cash flows	2,780,267	(213,686)	(566,110)	(3,497,445)
Changes of interest accrued	14,758	—	900	—
Changes in fair value	—	39,139	—	559,187
Foreign exchange adjustments	(96,372)	1,021	(29,843)	191,780
Other non-cash movements	43,144	—	640,829	(138,174)
Liabilities as of December 31, 2024	11,483,408	—	1,174,249	10,961,493

				Preferred shares
		Other		and other financial
		financial	Lease	instruments issued
	Borrowings	liabilities	Liabilities	by subsidiaries
	RMB	RMB	RMB	RMB
Liabilities as of January 1, 2025	11,483,408	—	1,174,249	10,961,493
Cash flows	1,041,792	—	(556,774)	1,586,354
Changes of interest accrued	(18,597)	—	11,526	—
Changes in fair value	—	—	—	(728,952)
Foreign exchange adjustments	77,995	—	(2,299)	(236,677)
Other non-cash movements	(115)	—	553,711	32,754
Liabilities as of December 31, 2025	12,584,483	—	1,180,413	11,614,972